Payroll and Social Charges (Tables)	9 Months Ended
Sep. 30, 2024
Payroll and Social Charges [Abstract]
Schedule of Payroll and Social Charges	Payroll and social charges are comprised of the following:
	September 30, 2024	December 31, 2023

Social charges in installments	407,910	489,520
Bonus and vacation along with related social charges	891,373	736,138
Salaries and related social charges	509,764	503,400
Others	61,980	58,626
	1,871,027	1,787,684
Breakdown:
Current liabilities	1,461,445	1,297,181
Non-current liabilities	409,582	490,503
	1,871,027	1,787,684